Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent events
On February 14, 2023, the Company entered into memoranda of agreement with Grace International Marine Investments Inc. and Compagnie D’Investissements Inc., companies affiliated with members of the family of the Company’s Chief Executive Officer, for the acquisition of the vessels “Eco Wildfire” and “Glorieuse”, respectively, for a total consideration of $25.5 million in cash and 13,875 shares of its newly-designated Series C Preferred Shares.
The vessel “Glorieuse” was delivered to the Company on March 27, 2023, and the vessel “Eco Wildfire” was delivered to the Company on March 28, 2023
.
On March 10, 2023 the Company prepaid $
23.2
 million representing the then outstanding balance of the term loan A (Note 5) using cash on hand and the related mortgage of the vessels “Magic Wand”, “Clean Thrasher”, “
Clean Sanctuary
” and “Stealth Berana” was released.